RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
Summary of transactions with major related parties
Name of related parties	Relationship with the Group
JD, its subsidiaries and affiliates ("JD Group")	Shareholder of the Company
Walmart, its subsidiaries and affiliates ("Walmart Group")	Shareholder of the Company

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenues
Services to JD Group(1)	943,084	1,564,436	2,214,262
Services to Walmart Group(2)	89,371	403,287	794,685
Operating expenses
Operational support services from JD Group	32,862	25,376	79,038
Purchases from JD Group	26,908	47,179	46,407

	As of December 31,
	2019	2020
	RMB	RMB
Current assets:
Amount due from JD Group	236,196	562,194
Amount due from Walmart Group	72,486	84,147
Total	308,682	646,341
Current liabilities:
Amount due to JD Group(1)	19,350	26,545
Amount due to Walmart Group(2)	63,450	26,373
Total	82,800	52,918